RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of directors and key management compensation

	For the three months ended		For the six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
Management salaries and consulting fees	$213,738	$171,032	$396,491	$344,423
Directors’ fees	19,229	18,635	38,459	36,866
Share-based compensation	5,320	43,015	17,440	187,510
	$238,287	$232,682	$452,390	$568,799